Pensions and Other Postretirement Benefits (Details Textuals) (USD $)	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011	Apr. 30, 2010
Pensions and Other Postretirement Benefits (Textual) [Abstract]
Reduction in position due to restructuring	850	850
Eligibility condition for covered employees to avail the benefits of unfunded, defined postretirement plans that provide health care and life insurance benefits		when they reach age 55 and have attained 10 years of credited service
Increased benefit obligation of the pension plans		$ 10,500,000
Increased benefit obligation of the other postretirement plans		4,200,000
Expected amount to be recognized during 2012 of amortization of net actuarial losses in net periodic benefit cost		8,973,000
Expected amount to be recognized during 2012 of amortization of prior service cost in net periodic benefit cost		746,000
Additional expense expected to recognize relating to restructure		1,800,000
Assumed percentage rate to decrease for participants under age 65 in 2019 under U.S. plans		5.00%
Assumed percentage rate to decrease for participants under age 65 in 2017 under Canadian plans		4.50%
Fixed income invested		80.00%
Corporation bond range		10 to 13 years
Liquidity notice period		65 days
Approximate percentage of assets to be invested in equity securities according to company's current investment policy		42.00%
Approximate percentage of assets to be invested in fixed income securities according to company's current investment policy		39.00%
Approximate percentage of assets to be invested in cash and other investments according to company's current investment policy		19.00%
Company's common shares included in equity securities		317,552	317,552
Market value of company's common shares included in equity securities		23,839,000
Dividends paid on company's common shares included in equity securities		521,000
Expected benefit payments for the defined benefit pension and other postretirement in 2012		36,000,000
Expected benefit payments for the defined benefit pension and other postretirement in 2013		34,000,000
Expected benefit payments for the defined benefit pension and other postretirement in 2014		34,000,000
Expected benefit payments for the defined benefit pension and other postretirement in 2015		34,000,000
Expected benefit payments for the defined benefit pension and other postretirement in 2016		34,000,000
Expected benefit payments for the defined benefit pension and other postretirement, thereafter		185,000,000
Annual change in the assumed health care cost		One-percentage point annual change in the assumed health care cost
U.S. plans [Member]
Schedule Of Defined Benefit Plans Disclosures (Textuals) [Abstract]
Assumed percentage of health care trend rates		8.50%
Canadian plans [Member]
Schedule Of Defined Benefit Plans Disclosures (Textuals) [Abstract]
Assumed percentage of health care trend rates		7.00%
Defined Benefit Pension Plans [Member]
Schedule Of Defined Benefit Plans Disclosures (Textuals) [Abstract]
Expected benefit contributions for the defined benefit pension and other postretirement in 2012		$ 20,000,000